Income taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income taxes
Income tax recognized in profit or loss

	Year ended December 31,
	2023	2022(*)	2021(*)

	(Euro, in thousands)
Continuing operations
Current tax	€(5,928)	€(1,738)	€(884)
Deferred tax	(3,685)	1,166	(505)
Income taxes	€(9,613)	€(572)	€(1,389)

Tax reconciled to the accounting result

	Year ended December 31,
	2023	2022(*)	2021(*)

	(Euro, in thousands)

Profit/loss (-) before tax	€5,625	€(70,849)	€(119,402)
Income tax debit/credit (-), calculated using the Belgian statutory tax rate on the accounting income/loss (-) before tax (theoretical)	1,406	(17,712)	(29,850)
Tax expenses in income statement (effective)	9,613	572	1,389
Difference in tax expense/income to explain	€8,207	€18,284	€31,239

Effect of tax rates in other jurisdictions	€(94)	€(337)	€(588)
Effect of non-taxable income	(6,752)	(5,828)	(2,320)
Effect of share based payment expenses without tax impact	9,157	15,501	13,033
Effect of expenses/income (-) not subject to tax	(5)	(146)	(907)
Effect of non tax-deductible expenses	1,549	2,975	3,688
Effect of recognition of previously non-recognized deferred tax assets	(81)	(1,677)	(1,411)
Effect of tax losses (utilized) reversed	(267)	—	—
Effect of under or over provision in prior periods	(722)	1,101	(828)
Effect of non-recognition of deferred tax assets	34,339	4,819	20,949
Effect of derecognition of previously recognized deferred tax assets	1,062	1,877	135
Effect of use of investment deduction	—	—	(512)
Effect of use of innovation income deduction	(29,979)	—	—
Total explanations	€8,207	€18,284	€31,239